7. COMMON SHARES (Tables)	9 Months Ended
Mar. 31, 2021
SHAREHOLDERS' EQUITY
Warrant assumptions
March 31, 2021
Stock price	$0.25
Risk-free interest rate	1.06%
Expected life	2 years
Expected dividend rate	0%
Expected volatility	102.03%

Warrant activity
	Number of Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2020	—	$—
Granted	2,200,000	0.25
Exercised	—	—
Expired	—	—
Outstanding, March 31, 2021	2,200,000	$0.25